ALLIANCE VARIABLE PRODUCTS SERIES FUND GROWTH PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)





Investment Products Offered
O Are Not FDIC Insured
O May Lose Value
O Are Not Bank Guaranteed

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________
                                                 U.S. $           PERCENT OF
COMPANY                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------
Vodafone AirTouch Group Plc                  $ 34,080,790             7.3%
Nextel Communications, Inc., Cl.A              27,167,250             5.8
Sanmina Corp.                                  20,032,650             4.3
AT&T Corp. - Liberty Media Group, Cl.A         17,890,583             3.8
U S WEST, Inc.                                 15,229,200             3.3
Sprint Corp.                                   13,872,000             3.0
American International Group, Inc.             13,165,405             2.8
Ceridian Corp.                                 12,964,875             2.8
Citigroup, Inc.                                11,959,504             2.6
The CIT Group, Inc., Cl.A                      11,358,100             2.4
                                             $177,720,357            38.1%


1


GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________
                                                Shares or
                                                Principal
                                                 Amount
                                                  (000)      U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-97.7%
TECHNOLOGY-45.5%
COMMUNICATIONS EQUIPMENT-0.3%
Loral Space & Communications (a)                215,800     $  1,497,113

COMMUNICATION SERVICES-11.1%
ALLTEL Corp.                                     34,000        2,105,875
Cable & Wireless Plc (United Kingdom)            81,000        1,371,458
Global TeleSystems Group, Inc. (a)              252,428        3,044,913
Nextel Communications, Inc.
  Cl.A (a)                                      444,000       27,167,250
Nextlink Communications, Inc.
  cv. pfd.                                        6,000        1,032,750
Sprint Corp.                                    272,000       13,872,000
VoiceStream Wireless Corp. (a)                   27,200        3,163,275
                                                             ------------
                                                              51,757,521

COMPUTER HARDWARE-1.7%
Compaq Computer Corp.                            81,000        2,070,562
International Business
Machines Corp.                                   52,000        5,697,250
                                                             ------------
                                                               7,767,812

COMPUTER SERVICES-2.8%
Ceridian Corp. (a)                              538,800       12,964,875

COMPUTER SOFTWARE & SERVICES-2.2%
Computer Associates International, Inc.         204,063       10,445,475

ELECTRONICS-3.3%
Flextronics International, Ltd.
  (Singapore) (a)                               109,800        7,541,887
SCI Systems, Inc. (a)                           198,800        7,790,475
                                                             ------------
                                                              15,332,362

SEMI-CONDUCTOR COMPONENTS-4.1%
Applied Materials, Inc. (a)                      56,000        5,075,000
Intel Corp.                                      38,000        5,080,125
Micron Technology, Inc. (a)                     102,000        8,982,375
                                                             ------------
                                                              19,137,500

TELECOMMUNICATIONS-14.7%
Colt Telecom Group Plc (ADR)
  (United Kingdom) (a)                            8,300        1,125,688
Energis Plc (United Kingdom) (a)                 72,000        2,699,612
Equant NV (Netherlands) (a)                      23,000          989,000
FLAG Telecom Holdings, Ltd. (a)                  41,000          609,875
Intermedia Communications, Inc. (a)                 744           22,134
  cv. pfd.                                       18,000          677,250
Millicom International Cellular,
  SA (Luxembourg) (a)                            90,300        3,160,500
Nokia Corp. (ADR) (Finland)                      54,000        2,696,625
NTL, Inc. (a)                                   153,000        9,160,875
Qwest Communications
  International, Inc. (a)                        30,000        1,490,625
Vodafone AirTouch Group
  Plc (ADR) (United Kingdom)                  8,435,889       34,080,790
Western Wireless Corp. Cl.A                      24,000        1,308,000
WorldCom, Inc. (a)                              234,926       10,777,230
                                                             ------------
                                                              68,798,204

MISCELLANEOUS-5.3%
Sanmina Corp. (a)                               234,300       20,032,650
Solectron Corp. (a)                             111,000        4,648,125
                                                             ------------
                                                              24,680,775
                                                             ------------
                                                             212,381,637

FINANCE-22.4%
BANKING - MONEY CENTERS-1.7%
Chase Manhattan Corp.                           167,910        7,734,354

BANKING - REGIONAL-4.4%
Bank One Corp.                                   41,000        1,089,063
BankAmerica Corp.                               186,600        8,023,800
The CIT Group, Inc. Cl.A                        698,960       11,358,100
                                                             ------------
                                                              20,470,963

INSURANCE-5.3%
Ace, Ltd.                                        41,200        1,153,600
AFLAC, Inc.                                      65,000        2,985,937
American International Group, Inc.              112,046       13,165,405
John Hancock Financial Services, Inc. (a)       235,200        5,571,300
Metlife, Inc. (a)                                88,000        1,853,500
                                                             ------------
                                                              24,729,742

REAL ESTATE-1.3%
Entertainment Properties Trust                   56,000          773,500
Humphrey Hospitality Trust, Inc.                 99,100          786,606
JP Realty, Inc.                                 149,800        2,668,313
Koger Equity, Inc.                              100,000        1,687,500
                                                             ------------
                                                               5,915,919

MISCELLANEOUS-9.7%
Associates First Capital Corp. Cl.A             475,000       10,598,438
Citigroup, Inc.                                 198,498       11,959,504


2


GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________
                                                Shares or
                                                Principal
                                                 Amount
                                                  (000)      U.S. $ Value
-------------------------------------------------------------------------------
Household International, Inc.                   118,000     $  4,904,375
MBNA Corp.                                      381,975       10,361,072
Providian Financial Corp.                        85,000        7,650,000
                                                             ------------
                                                              45,473,389
                                                             ------------
                                                             104,324,367

CONSUMER SERVICES-9.8%
AIRLINES-0.9%
Continental Airlines, Inc. Cl.B (a)              90,300        4,244,100

BROADCASTING & CABLE-5.3%
AT&T Corp. - Liberty Media
  Group Cl.A (a)                                737,756       17,890,583
Charter Communications, Inc. Cl.A (a)            89,000        1,462,938
Comcast Corp. Cl.A                               35,000        1,417,500
Viacom, Inc. Cl.B (a)                            59,224        4,038,336
                                                             ------------
                                                              24,809,357

BUSINESS SERVICES-0.8%
Cendant Corp. (a)                               266,338        3,728,732

ENTERTAINMENT & LEISURE-0.8%
Carnival Corp. Cl.A                              47,000          916,500
MGM Grand, Inc. (a)                              85,000        2,730,625
                                                             ------------
                                                               3,647,125

RETAIL - GENERAL MERCHANDISE-2.0%
Circuit City Stores-Circuit City Group           15,000          497,812
Home Depot, Inc.                                 80,450        4,017,472
RadioShack Corp.                                100,000        4,737,500
                                                             ------------
                                                               9,252,784
                                                             ------------
                                                              45,682,098

UTILITY-5.5%
TELEPHONE-5.5%
AT&T Wireless Group (a)                         376,000       10,481,000
U S WEST, Inc.                                  177,600       15,229,200
                                                             ------------
                                                              25,710,200

HEALTH CARE-5.0%
DRUGS-4.6%
Bristol-Myers Squibb Co.                         98,000        5,708,500
IMS Health, Inc.                                409,000        7,362,000
Merck & Co., Inc.                                61,800        4,735,425
Schering-Plough Corp.                            69,000        3,484,500
SICOR, Inc. (a)(b)                                8,000          244,000
                                                             ------------
                                                              21,534,425

MEDICAL PRODUCTS-0.4%
Boston Scientific Corp. (a)                      78,000        1,711,125
                                                             ------------
                                                              23,245,550

BUSINESS SERVICES-4.2%
BROADCASTING-2.3%
Adelphia Communications Corp. Cl.A (a)          102,000        4,781,250
  cv. pfd.                                        4,000          573,000
UnitedGlobalCom, Inc.
  Cl.A (a)                                      115,400        5,394,950
                                                             ------------
                                                              10,749,200

BROADCASTING & CABLE-1.1%
MediaOne Group, Inc. (a)                         80,000        5,305,100

PRINTING, PUBLISHING & BROADCASTING-0.8%
Cablevision Systems Corp. Cl.A (a)               35,000        2,375,625
Gannett Co., Inc.                                18,000        1,076,625
                                                             ------------
                                                               3,452,250
                                                             ------------
                                                              19,506,550

ENERGY-2.6%
OIL & GAS SERVICES-2.5%
BP Amoco (ADR) (United Kingdom)                 957,896        9,189,146
Santa Fe International Corp.                     70,000        2,445,625
                                                             ------------
                                                              11,634,771

OIL SERVICES-0.1%
Total Fina, SA
  (ADR) (France)                                  3,000          230,438
                                                             ------------
                                                              11,865,209

MULTI-INDUSTRY COMPANIES-1.8%
Tyco International, Ltd.                        181,144        8,581,697

CONSUMER STAPLES-0.6%
RETAIL - FOOD & DRUGS-0.6%
Kroger Co. (a)                                  136,000        3,000,500

AEROSPACE & DEFENSE-0.3%
AEROSPACE-0.3%
General Motors Corp. Cl.H (a)                    18,000        1,579,500

  Total Common & Preferred Stocks
  (cost $331,901,887)                                        455,877,308

LONG-TERM DEBT SECURITY-0.5%
COMMUNICATIONS EQUIPMENT-0.5%
Global TeleSystems Group, Inc.
  5.75%, 7/01/10
  (cost $2,940,282)                              $ 3,735       2,147,625


3


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________
                                                Shares or
                                                Principal
                                                 Amount
                                                  (000)      U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-2.4%
U.S. GOVERNMENT AGENCY-2.2%
Federal Home Loan Bank
  6.48%, 7/03/00                                  $10,400   $ 10,396,256

TIME DEPOSIT-0.2%
State Street Euro Dollar
  6.00%, 7/03/00                                      609        609,000

Total Short-Term Investments
  (amortized cost $11,005,256)                                11,005,256


TOTAL INVESTMENTS-100.6%
  (cost $345,847,425)                                        469,030,189

Other assets less liabilities-(0.6%)                          (2,595,836)

NET ASSETS-100%                                             $466,434,353


(a)  Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to qualified buyers. At June 30, 2000, the aggregate market value of this security amounted to $244,000 or 0.1% of net assets.

     Glossary:
     ADR - American Depositary Receipt

     See Notes to Financial Statements.


4


GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $345,847,425)         $469,030,189
  Cash                                                                     226
  Receivable for investment securities sold                            612,460
  Dividends and interest receivable                                    398,795
  Total assets                                                     470,041,670

LIABILITIES
  Payable for investment securities purchased                        3,235,901
  Advisory fee payable                                                 288,548
  Accrued expenses                                                      82,868
  Total liabilities                                                  3,607,317

NET ASSETS                                                        $466,434,353

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                 15,598
  Additional paid-in capital                                       307,586,831
  Undistributed net investment income                                  421,845
  Accumulated net realized gain on investments and
    foreign currency transactions                                   35,222,062
  Net unrealized appreciation of investments and
    foreign currency denominated assets and liabilities            123,188,017
                                                                  $466,434,353

Class A Shares
  Net assets                                                      $447,877,659
  Shares of capital stock outstanding                               14,976,237
  Net asset value per share                                       $      29.91

Class B Shares
  Net assets                                                      $ 18,556,694
  Shares of capital stock outstanding                                  622,134
  Net asset value per share                                       $      29.83


See Notes to Financial Statements.


5


GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)
                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign tax withheld of $18,872)               $ 1,621,164
  Interest                                                             535,873
  Total investment income                                            2,157,037

EXPENSES
  Advisory fee                                                       1,707,112
  Distribution fee - Class B                                            11,454
  Custodian                                                             52,117
  Administrative                                                        31,500
  Audit and legal                                                       21,582
  Printing                                                              10,044
  Directors' fees                                                          664
  Transfer agency                                                          506
  Miscellaneous                                                          3,486
  Total expenses                                                     1,838,465
  Net investment income                                                318,572

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                      35,352,146
  Net realized loss on foreign currency transactions                   (33,492)
  Net change in unrealized appreciation/depreciation of:
    Investments                                                    (43,791,046)
    Foreign currency denominated assets and liabilities                  5,587
  Net loss on investments and foreign currency transactions         (8,466,805)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(8,148,233)


See Notes to Financial Statements.


6


GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                           Six Months Ended       Year Ended
                                             June 30, 2000      December 31,
                                             (unaudited)             1999
                                          -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                    $    318,572      $   435,539
  Net realized gain on investments and
    foreign currency transactions            35,318,654       44,951,316
  Net change in unrealized
    appreciation/depreciation
    of investments and foreign currency
    denominated assets and liabilities      (43,785,459)      71,614,157
  Net increase (decrease) in net assets
    from operations                          (8,148,233)     117,001,012

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                    (301,829)      (1,078,120)
    Class B                                      (5,174)              -0-
  Net realized gain on investments
    Class A                                 (43,806,324)     (28,188,611)
    Class B                                  (1,270,971)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                               58,233,167       45,317,991
  Total increase                              4,700,636      133,052,272

NET ASSETS
  Beginning of period                       461,733,717      328,681,445
  End of period (including undistributed
    net investment income of
    $421,845 and $410,276, respectively)   $466,434,353     $461,733,717


See Notes to Financial Statements.


7

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Growth Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and

8

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions
Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $31,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2000.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, the Portfolio received no such waivers/reimbursements.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $247,061, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $8,030 was paid to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.


NOTE C: Distribution Plan
The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distribu

9

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

tor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations                                     $146,984,414
U.S. government and agencies                                              -0-

Sales:
Stocks and debt obligations                                     $135,185,435
U.S. government and agencies                                              -0-

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $154,903,473
Gross unrealized depreciation                                      (31,720,709)
Net unrealized appreciation                                       $123,182,764

1. Forward Exchange Currency Contracts
All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At June 30, 2000, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.
The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is


10


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.


NOTE E: Capital Stock
There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2000  December 31,  June 30, 2000   December 31,
                      (unaudited)       1999       (unaudited)        1999
                     ------------  ------------  --------------  --------------
Class A
Shares sold             467,432      2,994,264    $ 48,453,323   $ 85,831,721
Shares issued in
  reinvestment of
  dividends and
  distributions        1,426,064     1,101,081      44,108,153      29,266,731
Shares redeemed       (1,494,934)   (2,579,730)    (48,592,392)    (74,650,826)
Net increase           1,398,562     1,515,615    $ 43,969,084    $ 40,447,626

                    Six Months       June 1, 1999*   Six Months   June 1, 1999*
                       Ended              to            Ended           to
                   June 30, 2000      December 31, June 30, 2000   December 31,
                     (unaudited)          1999     (unaudited)         1999
                     ------------  ------------  --------------  --------------
Class B
Shares sold              435,772       172,661     $13,797,819      $4,938,843
Shares issued in
  reinvestment of
  dividends and
  distributions           41,366            -0-      1,276,145              -0-
Shares redeemed          (25,156)       (2,509)       (809,881)        (68,478)
Net increase             451,982       170,152     $14,264,083      $4,870,365


NOTE F: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

*    Commencement of distribution.


11


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G:Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.


12


GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             CLASS A
                                            -------------------------------------------------------------------------
                                          Six Months
                                            Ended
                                         June 30, 2000                        Year Ended December 31,
                                         (unaudited)       1999        1998         1997         1996       1995
                                        -------------  -----------  -----------  -----------  -----------  --------
Net asset value, beginning of period          $33.59       $27.25       $22.42       $17.92      $14.23    $10.53

Income From Investment Operations
Net investment income (a)                        .02          .03          .10          .07         .06(b)    .17(b)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.49)        8.73         6.19         5.18        3.95      3.54
Net increase (decrease) in net asset value
  from operations                               (.47)        8.76         6.29         5.25        4.01      3.71

Less: Dividends and Distributions
Dividends from net investment income            (.02)        (.09)        (.06)        (.03)       (.04)     (.01)
Distributions from net realized gains          (3.19)       (2.33)       (1.40)        (.72)       (.28)       -0-
Total dividends and distributions              (3.21)       (2.42)       (1.46)        (.75)       (.32)     (.01)
Net asset value, end of period                $29.91       $33.59       $27.25       $22.42      $17.92    $14.23

Total Return
Total investment return based on
  net asset value (c)                          (1.70)%      34.47%       28.73%       30.02%      28.49%    35.23%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $447,878     $456,027     $328,681     $235,875    $138,688   $45,220
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .80%(d)      .84%         .87%         .84%        .93%      .95%
  Expenses, before waivers and
    reimbursements                               .80%(d)      .84%         .87%         .84%        .93%     1.27%
  Net investment income                          .14%(d)      .12%         .43%         .37%      .35%(b)    1.31%(b)
Portfolio turnover rate                           30%          54%          62%          62%         98%       86%



See footnote summary on page 14.


13

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           CLASS B
                                            -----------------------------------
                                                Six Months      June 1, 1999(e)
                                                   Ended             to
                                              June 30, 2000       December 31,
                                               (unaudited)            1999
                                            ----------------    ---------------
Net asset value, beginning of period             $33.54                $26.83

Income From Investment Operations
Net investment loss (a)                            (.01)                 (.03)
Net realized and unrealized gain (loss)
  on investment and foreign currency
  transactions                                     (.50)                 6.74
Net increase (decrease) in net asset value
  from operations                                  (.51)                 6.71

Less: Dividends and Distributions
Dividends from net investment income               (.01)                   -0-
Distributions from net realized gains             (3.19)                   -0-
Total dividends and distributions                 (3.20)                   -0-
Net asset value, end of period                   $29.83                $33.54

Total Return
Total investment return based on
  net asset value (c)                             (1.82)%               25.01%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $18,557                $5,707
Ratios to average net assets of:
  Expenses (d)                                     1.06%                 1.12%
  Net investment loss (d)                          (.10)%                (.20)%
Portfolio turnover rate                              30%                   54%


(a)  Based on average shares outstanding.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


14


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


15